Average Annual Total Returns		5 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Innovator Equity Defined Protection ETF - 1 Yr August
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.71%	7.36%
Performance Inception Date	Jul. 31, 2024
Innovator Equity Defined Protection ETF - 1 Yr August | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.71%	7.36%
Innovator Equity Defined Protection ETF - 1 Yr August | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.90%	4.36%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	17.88%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		16.34%	16.39%